SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($)				3 Months Ended						9 Months Ended		12 Months Ended
		Jan. 01, 2018	Dec. 22, 2017	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Profit (loss) before income taxes				$ (7,618,776)	$ (5,415,820)	$ (4,839,489)	$ (1,999,694)	$ (2,391,319)	$ (2,367,617)	$ (17,874,085)	$ (6,758,630)	$ (8,707,226)	$ (9,212,417)
US Fed Income Tax rate		21.00%	35.00%									21.00%	21.00%
Income taxes computed at Fed Income Tax rate												$ (1,828,517)	$ (1,934,608)
Tax effect of income that is not taxable
Tax effect of expenses that are not deductible	[1]												152,143
Change in valuation allowance												1,828,517	1,782,465
Income tax expense

[1]	Expenses that are not deductible mainly consist of share issuance-related fees which are non-deductible for income tax purposes.